Warrants (Details 1) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)
Warrants
Balance at beginning	€ 52,932
Fair value movement on warrants exercised	3,211	[1]
[custom:WarrantsExercisedForeignExchangeDifferences]	67	[2]
Fair value movement on warrants unexercised (including exchange differences)	(31,565)	[1]
Derecognition of warrant liability on exercise	(9,374)	[3]
Balance at ending	€ 15,271

[1]	recognised in profit or loss - Adjustments to the fair value of derivatives – warrants (€28,354)
[2]	recognised in profit or loss - Other finance income
[3]	recognised in equity – Share premium